Risk Management - Additional Information (Detail) € in Millions, £ in Millions, R$ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) bbl	Dec. 31, 2018 USD ($) Rate	Dec. 31, 2017 GBP (£)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)
Disclosure of risk management strategy related to hedge accounting [line items]
Average strike price | Rate				65
Other income and expenses			$ 216	$ 401
Foreign exchange gains (losses) due to ineffectiveness			$ 9	(50)
Description of exchange rate			The carrying amounts, the fair value as of December 31, 2019, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 4.0307 exchange rate are set out below
Hedging instruments designated / Highly probable future exports (%)			57.70%
Description of changes in methods and assumptions			Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our Strategic Plan 2020-2024, would not indicate a reclassification adjustment from equity to the statement of income.
Amount of insurance policies			$ 180
Strike Price | bbl			60
Premium			$ 320	445
Revenue from sale		$ 101
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Description of sensitivity analysis			showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries
Hedging notional amount			$ 28,009			R$ 108,481
Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount				419			€ 2,255	£ 167	€ 3,000
Bonds issued | £					£ 1,300
Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount | £					£ 700
Cross currency swap maturity					2026
Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount | £					£ 600
Cross currency swap maturity					2034
Diesel [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other income and expenses			(12)
Gasoline [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other income and expenses			11
Other Commodity Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gain recognised				19
Loss recognised			150
Cross Currency Swap Matured In Two Thousand Twenty Nine [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cross currency swap maturity	2024
Gain recognised			11
Hedging notional amount	$ 367	367
Cross Currency Swap Matured In Two Thousand Twenty Four And Nine [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cross currency swap maturity	2029
Loss recognised			7
Hedging notional amount	$ 240	$ 240
Cross currency swap [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gain recognised			24
Loss recognised			$ 20
Increase in interest rate			1.00%
Decrease in interest rate			1.00%
Cross currency swap [Member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative gain (loss)			$ (241)	(265)
Forward contracts [Member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative gain (loss)			$ (227)	$ (139)